Vornado Capital Partners Real Estate Fund (the "Fund") (Narratives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014 Investments	Dec. 31, 2013 Investments	Aug. 21, 2014 sqft	Jun. 26, 2014	Jan. 20, 2015
Investment Holdings [Line Items]
Aggregate fair value of Real Estate Fund investments (in US Dollars)	$ 513,973	$ 667,710
Mortgages payable (in US Dollars)	8,263,165	7,131,231
Unfunded Commitments Of Fund	36,031
Real Estate Fund [Member]
Investment Holdings [Line Items]
Aggregate fair value of Real Estate Fund investments (in US Dollars)	513,973	667,710
Term of the Fund, years	8 years
Investment period for commitments of the Fund, years	3 years
Number Of Investments Held By Fund	7	9
Excess of fair value over cost	176,899
Unfunded Commitments Of Fund	144,123
Real Estate Fund [Member] | Subsequent Event [Member]
Investment Holdings [Line Items]
Equity method ownership percentage					25.00%
Number Of Limited Partners					1
Retail Georgetown Park [Member] | Real Estate Fund [Member]
Investment Holdings [Line Items]
Net realized gain on sale of investment			51,124
Square Footage Of Real Estate Property			305,000
Proceeds from sale of real estate			272,500
Retail Georgetown Park [Member] | Real Estate Fund [Member] | Joint Venture [Member]
Investment Holdings [Line Items]
Equity method ownership percentage			50.00%
One Park Avenue [Member]
Investment Holdings [Line Items]
Aggregate fair value of Real Estate Fund investments (in US Dollars)				560,000
One Park Avenue [Member] | Co Venture [Member]
Investment Holdings [Line Items]
Equity method ownership percentage				45.00%
One Park Avenue [Member] | Vornado Realty Trust Excluding Real Estate Fund [Member]
Investment Holdings [Line Items]
Equity method ownership percentage				55.00%
One Park Avenue [Member] | Real Estate Fund [Member]
Investment Holdings [Line Items]
Aggregate fair value of Real Estate Fund investments (in US Dollars)				560,000
Net realized gain on sale of investment				75,529
One Park Avenue [Member] | Real Estate Fund [Member] | Joint Venture [Member]
Investment Holdings [Line Items]
Sale Of Investments Percentage				64.70%
Crowne Plaza Time Square Hotel [Member]
Investment Holdings [Line Items]
Equity method ownership percentage	11.00%
Crowne Plaza Time Square Hotel [Member] | Subsequent Event [Member]
Investment Holdings [Line Items]
Equity method ownership percentage					33.00%
Crowne Plaza Time Square Hotel [Member] | Real Estate Fund [Member] | Subsequent Event [Member]
Investment Holdings [Line Items]
Mortgages payable (in US Dollars)					310,000
Debt Instrument, Description of Variable Rate Basis					LIBOR
Spread Over LIBOR (in percentage)					2.80%
Debt Instrument Maturity					December 2018
Length Of Extension Available					1 year
Crowne Plaza Time Square Hotel [Member] | Real Estate Fund Joint Venture [Member] | Subsequent Event [Member]
Investment Holdings [Line Items]
Equity method ownership percentage					57.00%
Aggregate fair value of Real Estate Fund investments (in US Dollars)					480,000
Business Acquisition Cost Of Acquired Entity					95,000
Crowne Plaza Time Square Hotel [Member] | Vornado Realty Trust [Member] | Subsequent Event [Member]
Investment Holdings [Line Items]
Business Acquisition Cost Of Acquired Entity					$ 39,000